Fair Value Measurements - Assets And Liabilities Measured At Fair Value (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Total assets	$ 15,901	$ 13,898
Liabilities:
Total liabilities	41,670	61,812
Level 1
Assets:
Total assets	12,568	9,842
Liabilities:
Total liabilities	0	0
Level 2
Assets:
Total assets	3,333	4,056
Liabilities:
Total liabilities	317	0
Level 3
Assets:
Total assets	0	0
Liabilities:
Total liabilities	41,353	61,812
Embedded conversion option
Liabilities:
Total liabilities		16,736
Embedded conversion option | Level 1
Liabilities:
Total liabilities		0
Embedded conversion option | Level 2
Liabilities:
Total liabilities		0
Embedded conversion option | Level 3
Liabilities:
Total liabilities		16,736
Forward contracts
Liabilities:
Total liabilities	317
Forward contracts | Level 1
Liabilities:
Total liabilities	0
Forward contracts | Level 2
Liabilities:
Total liabilities	317
Forward contracts | Level 3
Liabilities:
Total liabilities	0
Contingent consideration
Liabilities:
Total liabilities	41,353	45,076
Contingent consideration | Level 1
Liabilities:
Total liabilities	0	0
Contingent consideration | Level 2
Liabilities:
Total liabilities	0	0
Contingent consideration | Level 3
Liabilities:
Total liabilities	41,353	45,076
Money market funds
Assets:
Total assets	107	5,314
Money market funds | Level 1
Assets:
Total assets	107	5,314
Money market funds | Level 2
Assets:
Total assets	0	0
Money market funds | Level 3
Assets:
Total assets	0	0
Common stock investments, available for sale
Assets:
Total assets	12,461	4,528
Common stock investments, available for sale | Level 1
Assets:
Total assets	12,461	4,528
Common stock investments, available for sale | Level 2
Assets:
Total assets	0	0
Common stock investments, available for sale | Level 3
Assets:
Total assets	0	0
Common stock options/warrants
Assets:
Total assets	3,333	4,017
Common stock options/warrants | Level 1
Assets:
Total assets	0	0
Common stock options/warrants | Level 2
Assets:
Total assets	3,333	4,017
Common stock options/warrants | Level 3
Assets:
Total assets	$ 0	0
Forward contracts
Assets:
Total assets		39
Forward contracts | Level 1
Assets:
Total assets		0
Forward contracts | Level 2
Assets:
Total assets		39
Forward contracts | Level 3
Assets:
Total assets		$ 0